Other non-current receivables - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Non-current insurance company receivable	€ 2.5	€ 2.0	€ 2.1
Non-current insurance company receivable payment stream duration	10 years